Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities

The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2025	As of December 31, 2024
Assets
Operating lease right-of-use assets, net	$-	$2,413

Liabilities
Operating lease liabilities, current	$-	$5,052
Operating lease liabilities, non-current	$-	$-

Weighted average remaining lease term (in years)	-	0.25
Weighted average discount rate (%)	-%	3.85%

Information related to operating lease activities for the years ended December 31, 2025 and 2024 are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024

Operating lease right-of-use assets obtained in exchange for lease liabilities	$-	$-

Operating lease expense	$-	$12,251
Short-term lease expense	68,428	59,343
Total	$68,428	$71,594

Schedule of Lease for Office Space and Warehouses Located

During the years ended December 31, 2023, 2024 and 2025, the Company’s leases for office space and warehouse located in Ningbo and Shenzhen are as follows:

Location of property	Approximate gross floor area	Term of Lease	Facility Usage
	(sq. meters)
Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen	57.00	One year (May 1, 2022 to April 30, 2023)	Office
Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	513.91	One year (January 1, 2022 to January 1, 2023)	Office
Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	513.91	One year (January 1, 2023 to December 31, 2023)	Office
Room 329-3,329-4,329-5, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	227.88	One year (January 1, 2023 to December 31, 2023)	Office
301, Building C, Shenghexing Logistics Park, Intersection of Yongfu Road and Liyuan Road, Fuhai Street, Shenzhen	150.75	31 months (September 1, 2022 to March 14, 2025)	Warehouse
Ningbo Free Trade Zone Financial Technology Building 329-1,329-2, 329-3,329-4,329-5	741.49	One year (January 1, 2024 to December 31, 2024)	Office
Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen	57.00	One year (May 1, 2023 to April 30, 2024)	Office
Room 901, 902, 903, 904, 905(907), 906, 909, 910, 911, 912, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	1,111.00	Six months (September 1, 2024 to February 28, 2025)	Office
Room 901, 902, 903, 904, 905(907), 906, 909, 910, 911, 912, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	1,111.00	Ten months (March 1, 2025 to December 31, 2025)	Office
Room 901, 902, 903, 904, 905(907), 906, 909, 910, 911, 912, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	1,111.00	Two years (January 1, 2026 to December 31, 2027)	Office